Income Taxes - Schedule of Deferred Income Taxes Presented on the Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Among non-current assets	$ 110,974	$ 87,257
Among long-term liabilities	(2,985)	(3,228)
Net deferred tax assets	$ 107,989	$ 84,029